SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Reconciled Class A Ordinary Shares Subject to Possible Redemption
At December 31, 2021 and 2020, the Class A ordinary shares subject to possible redemption reflected in the balance sheets are reconciled in the following table:
Gross proceeds	$278,760,000
Less:
Proceeds allocated to Public Warrants	$(15,897,248)
Class A ordinary shares issuance costs	$(17,568,199)
Plus:
Accretion of carrying value to redemption value	$33,465,447
Class A ordinary shares subject to possible redemption at December 31, 2020	$278,760,000
Plus:
Accretion of carrying value to redemption value	$5,520,000
Class A ordinary shares subject to possible redemption at December 31, 2021	$284,280,000

Basic and Diluted Net Income (Loss) Per Ordinary Share	The following table reflects the calculation of basic and diluted net income (loss) per ordinary share:
	Year Ended December 31, 2021		Period from July 27, 2020 (inception) to December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income , as adjusted	$18,555,924	$4,638,981	$(17,023,763)	$(3,827,660)
Denominator:
Basic and diluted weighted average shares outstanding	27,600,000	6,900,000	21,660,759	4,870,253
Basic and diluted net income per ordinary share	$0.67	$0.67	$(0.79)	$(0.79)